CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowance for doubtful accounts	$ 4.7	$ 1.3
Acquisition intangibles, accumulated amortization	$ 43.9	$ 34.7
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	49,618,861	49,586,198
Treasury stock, shares	4,672,700	4,077,360